INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES
INCOME TAXES

24.INCOME TAXES

INCOME TAX RATE RECONCILIATION
Year ended December 31,	2014	2013	2012
(millions of Canadian dollars)
Earnings before income taxes and discontinued operations	2,173	613	1,186
Canadian federal statutory income tax rate	15%	15%	15%
Expected federal taxes at statutory rate	326	92	178
Increase/(decrease) resulting from:
Provincial and state income taxes	(36)	(1)	97
Foreign and other statutory rate differentials1	394	45	(69)
Effects of rate-regulated accounting5	(97)	(55)	(38)
Foreign allowable interest deductions5	(65)	(39)	(24)
Part VI.1 tax, net of federal Part I deduction2,5	47	23	19
Intercompany sale of investment3.5	68	-	33
Noncontrolling interests5	(28)	26	(32)
Other4,5	2	32	7
Income taxes on earnings before discontinued operations	611	123	171
Effective income tax rate	28.1%	20.1%	14.4%

1

The higher effective income tax rate for 2014 reflected the increase in earnings in the Company’s United States operations and the higher United States federal statutory rate over the Canadian federal statutory rate.

2

Represents Part VI.1 tax on preference share dividend distributions, net of an allowed federal deduction. For 2013, this tax was presented net of an $11 million federal tax recovery related to changes to tax law enacted during the year.

3

In November 2014 and December 2012, Enbridge sold certain assets to the Fund. As these transactions occurred between entities under common control of the Company, the intercompany gains realized on these transfers were eliminated. However, because these transactions involved the sale of shares and partnership units, tax consequences have been recognized in earnings. This resulted in a tax expense of $157 million and $56 million in 2014 and 2012, respectively.

4	Other for 2013 includes $55 million related to the federal component of the tax effect of adjustments related to prior periods.
5	The provincial or state tax component of these items is included in the “Provincial and state income taxes” above.

COMPONENTS OF PRETAX EARNINGS AND INCOME TAXES

Year ended December 31,	2014	2013	2012
(millions of Canadian dollars)
Earnings before income taxes and discontinued operations
Canada	114	193	1,037
United States	1,614	132	(58)
Other	445	288	207
	2,173	613	1,186
Current income taxes
Canada	35	(30)	130
United States	(15)	18	35
Other	4	4	3
	24	(8)	168
Deferred income taxes
Canada	(193)	31	160
United States	780	100	(157)
	587	131	3
Income taxes on earnings before discontinued operations	611	123	171

COMPONENTS OF DEFERRED INCOME TAXES

Deferred tax assets and liabilities are recognized for the future tax consequences of differences between carrying amounts of assets and liabilities and their respective tax bases. Major components of deferred income tax assets and liabilities are as follows:

December 31,	2014	2013
(millions of Canadian dollars)
Deferred income tax liabilities
Property, plant and equipment	(2,668)	(1,984)
Investments	(2,469)	(1,226)
Regulatory assets	(240)	(248)
Other	(102)	(115)
Total deferred income tax liabilities	(5,479)	(3,573)
Deferred income tax assets
Financial instruments	644	487
Pension and OPEB plans	203	128
Loss carryforwards	390	129
Other	246	68
Total deferred income tax assets	1,483	812
Less valuation allowance	(42)	(28)
Total deferred income tax assets, net	1,441	784
Net deferred income tax liabilities	(4,038)	(2,789)
Presented as follows:
Assets
Accounts receivable and other (Note 7)	245	120
Deferred income taxes	561	16
Total deferred income tax assets	806	136
Liabilities
Accounts payable and other	(2)	-
Deferred income taxes	(4,842)	(2,925)
Total deferred income tax liabilities	(4,844)	(2,925)
Net deferred income tax liabilities	(4,038)	(2,789)

Valuation allowances have been established for certain loss and credit carryforwards that reduce deferred income tax assets to an amount that will more likely than not be realized.

As at December 31, 2014, the Company recognized the benefit of unused tax loss carryforwards of $826 million (2013 - $322 million) in Canada which start to expire in 2029 and beyond.

As at December 31, 2014, the Company recognized the benefit of unused tax loss carryforwards of $394 million (2013 - $34 million) in the United States which start to expire in 2030 and beyond.

The Company has not provided for deferred income taxes on the difference between the carrying value of substantially all of its foreign subsidiaries and their corresponding tax basis as the earnings of those subsidiaries are intended to be permanently reinvested in their operations. As such these investments are not anticipated to give rise to income taxes in the foreseeable future. The difference between the carrying values of the investments and their tax bases is largely a result of unremitted earnings and currency translation adjustments. The unremitted earnings and currency translation adjustment for which no deferred taxes have been recognized in respect of foreign subsidiaries is $4.7 billion (2013 - $2.8 billion). If such earnings are remitted, in the form of dividends or otherwise, the Company may be subject to income taxes and foreign withholding taxes. The determination of the amount of unrecognized deferred income tax liabilities on such amounts is not practicable.

The Company and one or more of its subsidiaries are subject to taxation in Canada, the United States and other foreign jurisdictions. The material jurisdictions in which the Company is subject to potential examinations include the United States (Federal and Texas) and Canada (Federal, Alberta and Ontario). The Company’s 2008 and 2010 to 2014 taxation years are still open for audit in the Canadian and United States jurisdictions. The Company is currently under examination for income tax matters in Canada for the 2011 and 2012 taxation years, and in the United States for the 2008 and 2010 to 2013 taxation years. The Company is not currently under examination for income tax matters in any other jurisdiction where it is subject to income tax.

UNRECOGNIZED TAX BENEFITS

Year ended December 31,	2014	2013
(millions of Canadian dollars)
Unrecognized tax benefits at beginning of year	46	54
Gross increases for tax positions of current year	5	10
Gross decreases for tax positions of prior years	-	(14)
Reduction for lapse of statute of limitations	(5)	(4)
Change in translation of foreign currency	5	-
Unrecognized tax benefits at end of year	51	46

The unrecognized tax benefits as at December 31, 2014, if recognized, would affect the Company’s effective income tax rate. The Company does not anticipate further adjustments to the unrecognized tax benefits during the next 12 months that would have a material impact on its consolidated financial statements.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of Income taxes. Income tax expense for the year ended December 31, 2014 included nil (2013 - $5 million recovery; 2012 - $1 million expense) of interest and penalties. As at December 31, 2014, interest and penalties of $5 million (2013 - $5 million) have been accrued.